CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Convertible Preferred Shares A [Member]	Series B Convertible Preferred Shares [Member]	Series B-1 Convertible Preferred Shares [Member]	Series C Convertible Preferred Shares [Member]	Series C-1 Convertible Preferred Shares [Member]	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance convertible preferred shares at Dec. 31, 2020	$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 23,734				$ 272,815
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2020	20,418,209	15,906,053	3,032,940	28,216,005	2,699,114
Beginning balance at Dec. 31, 2020						$ 0	$ 7,658	$ (231,403)	(223,745)
Beginning balance (Shares) at Dec. 31, 2020						16,948,226
Issuance of Convertible Preferred Shares, net of issuance cost	$ 0	$ 0	$ 0	$ 346,678	$ 0
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)	0	0	0	0	0
conversion of convertible preferred shares	$ (9,000)	$ (66,348)	$ (12,500)	$ (161,233)	$ (23,734)				(272,815)
conversion of convertible preferred shares (Shares)	(20,418,209)	(15,906,053)	(3,032,940)	(28,216,005)	(3,045,792)
conversion of convertible preferred shares						$ 0	272,815	0	272,815
conversion of convertible preferred shares (Shares)						70,618,999
Issuance of common stock in connection with PIPE offering, net of issuance costs	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	164,571	0	164,571
Issuance of common shares in connection with PIPE offering, net of issuance costs (Shares)	0	0	0	0	0	25,952,674
Transactions, net of issuance cost	$ 0	$ 0	$ 0	$ 0		$ 0	168,596	0	168,596
Transactions, net of issuance cost (shares)	0	0	0	0	0	16,246,454
Reclassification of warrants liability to equity	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	4,436	0	4,436
Exercise of shares options	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	952	0	952
Exercise of shares options (Shares)	0	0	0	0	0	1,918,100
Vesting of RSUs						$ 0	0	0	0
Vesting of RSUs (shares)						2,413,667
Share-based compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	64,736	0	64,736
Net loss	0	0	0	0	0	0	0	(153,559)	(153,559)
Ending balance convertible preferred shares at Dec. 31, 2021	$ 0	$ 0	$ 0	$ 0	$ 0				0
Ending balance convertible preferred shares (Shares) at Dec. 31, 2021	0	0	0	0	0
Ending balance at Dec. 31, 2021						$ 0	683,764	(384,962)	298,802
Ending balance (Shares) at Dec. 31, 2021						134,098,120
Reclassification of warrants liability to equity	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	29	0	29
Exercise of shares options	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	608	0	608
Exercise of shares options (Shares)	0	0	0	0	0	957,911
Exercise of public warrants						$ 0	1	0	1
Exercise of public warrants (shares)						100
Vesting of RSUs						$ 0	0	0	0
Vesting of RSUs (shares)						1,129,133
Share-based compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	19,449	0	19,449
Net loss	0	0	0	0	0	0	0	(126,872)	(126,872)
Ending balance convertible preferred shares at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	$ 0				0
Ending balance convertible preferred shares (Shares) at Dec. 31, 2022	0	0	0	0	0
Ending balance at Dec. 31, 2022						$ 0	703,851	(511,834)	192,017
Ending balance (Shares) at Dec. 31, 2022						136,185,264
Reclassification of warrants liability to equity	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	8	0	8
Exercise of shares options	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	456	0	$ 456
Exercise of shares options (Shares)	0	0	0	0	0	631,970			631,970
Vesting of RSUs						$ 0	0	0	$ 0
Vesting of RSUs (shares)						2,216,986
Share-based compensation	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	22,862	0	22,862
Issuance of ordinary shares, net of issuance costs	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	61,400	0	61,400
Issuance of ordinary shares, net of issuance costs (Shares)	0	0	0	0	0	26,352,878
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(123,454)	(123,454)
Ending balance convertible preferred shares at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 0				0
Ending balance convertible preferred shares (Shares) at Dec. 31, 2023	0	0	0	0	0
Ending balance at Dec. 31, 2023						$ 0	$ 788,577	$ (635,288)	$ 153,289
Ending balance (Shares) at Dec. 31, 2023						165,387,098